(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Discount rate	7.30%	5.22%
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	FVLCD
Nickel Operations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.00%
Period of cash flow projections	2035
Range of nickel forecasted prices	16,662
Nickel Operations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.00%
Period of cash flow projections	2049
Range of nickel forecasted prices	21,000